UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 8, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $157829 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      319     4120 SH       SOLE                                       4120
A T & T                        COM              001957109      516    21078 SH       SOLE                                      21078
Abbott Labs                    COM              002824100      332     8422 SH       SOLE                                       8422
Altria Group Incorporated      COM              02209s103      220     2950 SH       SOLE                                       2950
American International Group   COM              026874107     4772    69936 SH       SOLE                                      69936
Apple Computer                 COM              037833100     4924    68490 SH       SOLE                                      68490
Automatic Data Processing      COM              053015103     4081    88913 SH       SOLE                                      88913
BB&T Corp.                     COM              054937107      251     6000 SH       SOLE                                       6000
BP PLC ADR                     COM              055622104     3963    61717 SH       SOLE                                      61717
Bell South                     COM              079860102      350    12920 SH       SOLE                                      12920
Bristol Myers Squibb           COM              110122108     1860    80942 SH       SOLE                                      80942
Canon Inc. ADR                 COM              138006309     4754    80803 SH       SOLE                                      80803
Chevron Corp New Com           COM              166764100      966    17010 SH       SOLE                                      17010
Cisco Systems                  COM              17275R102     1080    63099 SH       SOLE                                      63099
Citigroup Inc                  COM              172967101      344     7085 SH       SOLE                                       7085
Coca-Cola                      COM              191216100     3666    90945 SH       SOLE                                      90945
Compass Bancshares Inc.        COM              20449H109      731    15140 SH       SOLE                                      15140
Dell Inc.                      COM              24702r101      786    26250 SH       SOLE                                      26250
Donaldson Co.                  COM              257651109     6272   197230 SH       SOLE                                     197230
Dover Corp.                    COM              260003108     4144   102334 SH       SOLE                                     102334
Dupont de Nemours              COM              263534109      513    12068 SH       SOLE                                      12068
Echelon                        COM              27874n105      265    33880 SH       SOLE                                      33880
Emerson Electric               COM              291011104     4259    57010 SH       SOLE                                      57010
Exxon Mobil                    COM              30231G102     4960    88297 SH       SOLE                                      88297
Fed Ex Corp                    COM              31428x106     1048    10140 SH       SOLE                                      10140
General Electric               COM              369604103      709    20224 SH       SOLE                                      20224
H J Heinz Co.                  COM              423074103      872    25872 SH       SOLE                                      25872
Home Depot                     COM              437076102     2713    67010 SH       SOLE                                      67010
Illinois Tool Works            COM              452308109     5054    57436 SH       SOLE                                      57436
Intel Corp.                    COM              458140100     1267    50753 SH       SOLE                                      50753
Johnson & Johnson              COM              478160104     5760    95834 SH       SOLE                                      95834
Luminex Corp                   COM              55027E102      630    54226 SH       SOLE                                      54226
McGraw Hill                    COM              580645109      258     5000 SH       SOLE                                       5000
Microsoft Corp                 COM              594918104     3513   134341 SH       SOLE                                     134341
Molex Inc.                     COM              608554101     3043   117276 SH       SOLE                                     117276
National Instruments Corp.     COM              636518102     1727    53891 SH       SOLE                                      53891
Nokia                          COM              654902204     1247    68130 SH       SOLE                                      68130
Nordson Corp.                  COM              655663102     3811    94068 SH       SOLE                                      94068
Pepsico Inc.                   COM              713448108      455     7693 SH       SOLE                                       7693
Procter & Gamble               COM              742718109     6033   104227 SH       SOLE                                     104227
Royal Dutch Shell PLC ADR      COM              780259206     3892    63293 SH       SOLE                                      63293
Sabine Royalty Trust UBI       COM              785688102      638    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    26865   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101     2984   143115 SH       SOLE                                     143115
Schlumberger Ltd               COM              806857108     4962    51079 SH       SOLE                                      51079
Sigma-Aldrich                  COM              826552101     4366    68990 SH       SOLE                                      68990
Sysco Corp.                    COM              871829107     3737   120345 SH       SOLE                                     120345
Target                         COM              87612e106      375     6825 SH       SOLE                                       6825
Telefonica de Espana           COM              879382208      717    15922 SH       SOLE                                      15922
Unilever N.V.                  COM              904784709     3341    48660 SH       SOLE                                      48660
United Parcel Serv Cl B        COM              911312106     2593    34505 SH       SOLE                                      34505
Verizon Communications         COM              92343v104      310    10289 SH       SOLE                                      10289
Vodafone                       COM              92857t107      260    12120 SH       SOLE                                      12120
W.W. Grainger                  COM              384802104     4985    70115 SH       SOLE                                      70115
Wal-Mart Stores                COM              931142103     2178    46544 SH       SOLE                                      46544
Weyerhaeuser                   COM              962166104     2687    40510 SH       SOLE                                      40510
Whole Foods Market             COM              966837106      472     6100 SH       SOLE                                       6100
REPORT SUMMARY		       57 DATA RECORDS		     157829         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

